Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments
Summary of the notional amounts and fair values of derivative financial instruments

		December 31, 2019		December 31, 2018
(dollars in thousands)	Balance Sheet Line Item	Notional Amount	Asset (Liability) Fair Value	Notional Amount	Asset (Liability) Fair Value
Interest Rate Lock Commitments
Positive fair values	Other assets	$47,660	504	27,188	310
Negative fair values	Other liabilities	22,663	(157)	6,218	(40)
Total		70,323	347	33,406	270

Forward Commitments
Positive fair values	Other assets	4,500	6	—	—
Negative fair values	Other liabilities	58,250	(119)	26,500	(176)
Total		62,750	(113)	26,500	(176)

Customer Derivatives - Interest Rate Swaps
Positive fair values	Other assets	3,271	382	3,330	141
Negative fair values	Other liabilities	3,271	(431)	3,330	(161)
Total		6,541	(49)	6,660	(20)
Total derivative financial instruments		$139,614	185	66,566	74

Summary of the fair value gains and losses on derivative financial instruments

	Year Ended December 31,
(dollars in thousands)	2019	2018
Interest Rate Lock Commitments	$77	(40)
Forward Commitments	63	(101)
Customer Derivatives - Interest Rate Swaps	(29)	(20)
Net fair value gains (losses) on derivative financial instruments	$111	(161)